5. Prepaid Expenses: Schedule of prepaid expenses (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of prepaid expenses
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Prepaid insurance	-	283,307	483,278
Advances made to suppliers and deposits	706,634	600,565	448,872
	706,634	883,872	932,150